EQ ADVISORS TRUSTSM

EQ/ClearBridge Large Cap Growth Portfolio

EQ/ClearBridge Select Equity Managed Volatility Portfolio

EQ/Legg Mason Growth Allocation Portfolio

EQ/Legg Mason Moderate Allocation Portfolio

Multimanager Aggressive Equity Portfolio

SUPPLEMENT DATED AUGUST 4, 2020 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2020, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) dated May 1, 2020, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the SAI at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to provide you with information regarding changes to the control persons of: ClearBridge Investments, LLC (“ClearBridge”), a sub-adviser to the EQ/ClearBridge Large Cap Growth Portfolio and an allocated portion of EQ/ClearBridge Select Equity Managed Volatility Portfolio and Multimanager Aggressive Equity Portfolio, and QS Investors, LLC (“QS Investors”), the sub-adviser to the EQ/Legg Mason Growth Allocation Portfolio and EQ/Legg Mason Moderate Allocation Portfolio.

Effective on or about July 31, 2020, Legg Mason, Inc., the parent company of ClearBridge and QS Investors, was acquired by Franklin Resources, Inc. As a result of this change, the table in the section of the SAI entitled “Investment Management and Other Services – The Sub-Advisers” is hereby amended as follows:

Portfolio	Name and Control Persons of the Sub-Adviser
EQ/ClearBridge Large Cap Growth

ClearBridge is a wholly-owned subsidiary of Legg Mason, Inc. Legg Mason, Inc. is a wholly-owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry.

EQ/ClearBridge Select Equity Managed Volatility

ClearBridge is a wholly-owned subsidiary of Legg Mason, Inc. Legg Mason, Inc. is a wholly-owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry.

EQ/Legg Mason Growth Allocation EQ/Legg Mason Moderate Allocation

QS Investors is a wholly-owned subsidiary of Legg Mason, Inc. Legg Mason, Inc. is a wholly-owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry.

Multimanager Aggressive Equity

ClearBridge is a wholly-owned subsidiary of Legg Mason, Inc. Legg Mason, Inc. is a wholly-owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry.

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